Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
8.	Goodwill and Intangible Assets

Goodwill

Goodwill and intangible assets with an indefinite useful life are tested for impairment annually or when an event occurs or circumstances change that signifies the existence of impairment. As part of the test for impairment, the Company considers the profitability of the respective segment or reporting unit, an assessment of the fair value of the respective segment or reporting unit as well as the overall market value of the Company compared to its net book value. In June 2011, the Company tested for the impairment of goodwill as part of its annual assessment and concluded that there was no impairment at that time. Subsequently, during the third quarter of 2011, as a result of a corporate restructuring the Company wrote off Goodwill of $1.0 million in the Corporate and Other segment. See Footnote 12 "Restructuring, Writedown of assets and lease loss accrual (benefit), net" for further discussion of the restructuring charge.

No other events occurred in 2011 or 2010 that would indicate that the carrying amounts of the Company's goodwill may not be recoverable.

The following table summarizes the Company's Goodwill as of December 31, 2011 and 2010 (in millions):

	December 31,
	2011	2010
Market Making
Purchase of Trimark business	$10.1	$10.1
Purchase of Kellogg DMM business units	9.1	9.0
Purchase of Tradetech business	3.0	3.0
Purchase of remaining shares in Knight Roundtable Europe	2.5	2.5

Total	24.7	24.6

Institutional Sales and Trading
Purchase of Libertas business	114.3	114.3
Purchase of Urban business	17.8	17.8
Purchase of Astor business	12.1	12.1
Purchase of Donaldson business	3.6	3.6

Total	147.7	147.7

Electronic Execution Services
Purchase of Hotspot business	55.7	55.7
Purchase of EdgeTrade business	51.7	51.7
Purchase of Direct Trading business	43.8	43.8
Purchase of ValuBond business	14.2	14.2

Total	165.4	165.4

Corporate and Other
Other	—	1.0

Total	—	1.0

Consolidated Total	$337.8	$338.7

Intangible Assets

Intangible assets primarily represent client relationships and are amortized over their estimated remaining useful lives, the majority of which have been determined to range from two to 20 years. The weighted average remaining life of the Company's intangible assets at both December 31, 2011 and December 31, 2010 is approximately 11 years.

Amortizable intangibles are tested for recoverability whenever events indicate that the carrying amounts may not be recoverable. In 2011, a portion of customer relationships within the Institutional Sales and Trading segment with an unamortized cost of $1.3 million was written off as a result of a the corporate restructuring. See Footnote 12 "Restructuring, Writedown of assets and lease loss accrual (benefit), net" for further discussion of the restructuring charge. In 2010, the Company discontinued the use of the Libertas trade name and wrote off the remaining book value of $0.3 million.

No other events occurred in 2011 or 2010 that would indicate that the carrying amounts of the Company's intangible assets may not be recoverable.

The following table summarizes the Company's Intangible assets, net accumulated amortization as of December 31, 2011 and 2010 by segment and type (in millions):

	December 31,
	2011	2010
Market Making
Trading rights	$25.3	$27.6

Total	25.3	27.6

Institutional Sales and Trading
Customer and broker relationships	24.2	31.7
Trade names	1.4	1.5
Other	3.9	4.9

Total	29.4	38.1

Electronic Execution Services
Customer and broker relationships	26.7	30.5
Trade names	6.2	6.7
Other	5.2	7.0

Total	38.2	44.1

Consolidated Total	$92.9	$109.8

		December 31,
		2011	2010
Customer and broker relationships (1)	Gross carrying amount	$93.6	$95.1
	Accumulated amortization	(42.7)	(32.8)

	Net carrying amount	50.9	62.2

Trading Rights (2)	Gross carrying amount	28.5	28.6
	Accumulated amortization	(3.2)	(1.0)

	Net carrying amount	25.3	27.6

Trade names (3)	Gross carrying amount	9.8	9.8
	Accumulated amortization	(2.2)	(1.7)

	Net carrying amount	7.6	8.1

Other (4)	Gross carrying amount	18.8	18.5
	Accumulated amortization	(9.6)	(6.6)

	Net carrying amount	9.2	11.9

Total	Gross carrying amount	150.7	152.0
	Accumulated amortization	(57.8)	(42.2)

	Net carrying amount	$92.9	$109.8

(1)	Customer and broker relationships primarily relate to the Donaldson, Direct Trading, Hotspot, EdgeTrade, Libertas, Urban and Astor acquisitions. The weighted average remaining life is approximately 10 years as of December 31, 2011 and December 31, 2010. Lives may be reduced depending upon actual retention rates.
(2)	Trading rights provide the Company with the rights to trade on certain exchanges. The weighted average remaining life is approximately 14 years as of December 31, 2011 and 10 years as of December 31, 2010.
(3)	Trade names relate to the acquisitions of Hotspot, EdgeTrade and Urban. The weighted average remaining life is approximately 14 years as of December 31, 2011 and December 31, 2010.
(4)	Other primarily includes technology and non-compete agreements acquired by the Company. The weighted average remaining life is approximately two and three years as of December 31, 2011 and December 31, 2010, respectively.

Totals may not add due to rounding.

The following table summarizes the Company's amortization expense relating to intangible assets (in millions):

	For the year ended December 31,
	2011	2010	2009
Amortization Expense	$15.8	$12.8	$10.8

As of December 31, 2011, the following table summarizes the Company's estimated amortization expense for future years (in millions):

Amortization expense
For the year ended December 31, 2012	15.7
For the year ended December 31, 2013	12.9
For the year ended December 31, 2014	10.2
For the year ended December 31, 2015	8.1
For the year ended December 31, 2016	5.3